Segment Information	12 Months Ended
Dec. 31, 2017
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Segment Information

Note 5—Segment Information

We are managed and operated as one business unit. No separate business areas or separate business units have been identified in relation to product candidates or geographical markets. Accordingly, we do not disclose information on business segments or geographical markets, except for the geographical information on revenue included in Note 4 and the information regarding major customers included below.

In the consolidated financial statements for 2017, one single customer accounts for more than 10% of total revenue. The revenue from this customer amounts to €1.5 million (100%).

In the consolidated financial statements for 2016, one single customer accounts for more than 10% of total revenue. The revenue from this customer amounts to €4.6 million (100%).

In the consolidated financial statements for 2015, one single customer accounts for more than 10% of total revenue. The revenue from this customer amounts to €7.4 million (91%).